Debt (Repayment Schedule) (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Debt Disclosure [Abstract]
2018	$ 9,950
2019	9,952
2020	9,954
2021	9,955
2022	163,084
Total debt	$ 202,895